UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2006 Estimated average burden hours per response14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 207-6500

Date of fiscal year end:	December 31, 2005

Date of reporting period:	July 2004 - June 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker		Cusip	Proposed by	Date of Meeting	Description of Issue	Item #	Vote

	Lifecell Corporation
	lifc		531927101	issuer	7/15/04	Elect Directors	1	For
						Other matters	2
	Meade Instruments
	mead		583062104	issuer	7/08/04	Elect Directors	1	no vote
						Other matters	2	no vote
	Monterey Pasta
	psta		612570101	issuer	7/29/04	Elect Directors	1	no vote
						Amend company Cert. of Inc. to redue authorized shares of common	2	no vote
						Amend company Cert. of Inc. to change name of company	3	no vote
						Approve BDO Seidman as accounting firm	4	no vote
	Marketwatch.com
	mktwo		570619106	issuer	8/04/04	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP	2	no vote
						Amend amended and restated Certificate of Inc.	3	no vote
	ION Networks
	ionn		46205P100	issuer	8/27/04	Elect Directors	1	no vote

	Tvia, Inc.
	tvia		87307P101	issuer	8/03/04	Elect Directors	1	no vote
						Ratify Price Waterhouse Coopers	2	no vote
	AMX Corporation
	amxc		00180C105	issuer	8/19/04	Elect Directors	1	no vote
						Ratify Ernst & Young LLC	2	no vote
	Stellent, Inc.
	stel		85856W105	issuer	8/11/04	Elect Directors	1	no vote
						Amendment & Restatement, increase aggregate # of shares, common stock	2	no vote
						Ratify Grant Thornton LLP	3	no vote
	Micro Therapeutics
	mtix		59500W100	issuer	8/18/04	Approve issuance of shares of common stock upon exchange of promissory notes	1	For
	PSI Technologies Holding, Inc.
missed voting deadline of 8/13/04	psit		74438Q109	issuer	8/18/04	Various

	REDENVELOPE
	rede		75733R601	shareholders	8/27/04	Elect Directors	1	For
						Ratify Deloitte & Touche as accounting firm for 2005	2	For
						Increase the size of the Board of Directors to 8.	3	Against
	Trikon Technologies
	trkn		896187408	issuer	9/07/04	Elect Directors	1	For
						Ratify Ernst & Young as Auditors	2	For
						Approve 2004 Equity Incentive Plan	3	For
						Consider stockholder proposal if properly presented at meeting	4	Against
	Candie's Inc.
	cand		137409108	issuer	9/8/04	Elect Directors	1	no vote
						Ratify BDO Seidman, LLP as Independent Auditors	2	no vote
	Quantum Fuel Systems, Inc.
	qtww		74765E109	issuer	9/23/04	Elect Directors	1	no vote
						Proposal to ratify Ernst & Young as independent auditors	2	no vote
	Asta Funding, Inc.
	asfi		46220109	issuer	9/30/04	Elect Directors	1	no vote
	Unify Corporation
	unfy		904743101	issuer	9/30/04	Elect Directors	1	no vote
						Approve amendment of 1996 employee stock purchase plan increase shares	2	no vote
						Ratify Ernst & Young as independent auditors	3	no vote
	Frequency Electronics, Inc.
	fei		358010106	issuer	9/30/04	Elect Directors	1	no vote
	John B. Sanfilippo & son
	jbss		800422107	issuer	10/26/04	Elect Directors	1	no vote
						Amend Cert of Inc.	2	no vote
						Ratify PricewaterhouseCoopers	3	no vote
	Ansoft, Corporation
	anst		36384105	issuer	10/07/04	Elect Directors	1	no vote
	Magnetek, Inc.
	mag		559424106	issuer	10/27/04	Elect Directors	1	no vote
						Adopt 2004 stock incentive plan	2	no vote
						Approve amendment to 1997 non employee director stock option plan	3	no vote
	Pinnacle Systems, Inc.
	pcle		723481107	issuer	10/27/04	Elect Directors	1	no vote
						Ratify KPMG LLP as independent accounting firm	2	no vote
						Proposal to approve the ext. of the term of the 1994 Dir. Option Plan	3	no vote
						Approve amendment to the 2004 employee stock purchase plan to increase # of shares	4	no vote
	Adept Technology
	adeo		006854202	issuer	11/04/04	Elect Directors	1	For
						Approve the amendment to the 2003 Stock Option Plan	2	For
						Approve the 2004 Director Option Plan	3	For
						Approve the Cert. of Amendment to Adept's Amended and Restated Articles of Inc. to effect a reverse stock split at a ratio to be determined by B of D, within a range from one for four to one for seven	4	For
						Ratify Ernst & Young	5	For
	Precision Optics Corporation, Inc.
	poci		740294202	issuer	11/29/04	Elect Directors	1	For
						Approve Amended and Restated 1997 Incentive Plan	2	For
	Nova Measuring Instruments, Ltd.
	nvmi		M7516K103	issuer	11/30/04	Appoint Brightman Almagor & Co. indepentent auditors	1	no vote
						Add to the articles of associations a new article 7 at the end	2	no vote
	Champps Entertainment
	cmpp		158787101	issuer	12/01/04	Elect Directors	1	no vote
	Quovadx, Inc.
	qvdx		74913K106	issuer	12/10/04	Elect Directors	1	For
						Ratify Ernst & Young as accounting Firm	2	For
						Approve amended and restated 1997 Stock Plan	3	Against
	Pharmacyclics, Inc
	pcyc		716933106	issuer	12/17/04	Elect Directors	1	no vote
						Approve 2004 Equity Incentive Award Plan	2	no vote
						Ratify Pricewaterhouse Coopers LLP	3	no vote
	MarketWatch, Inc.
	mktw		570619106	issuer	1/19/05	Proposal to approve and adopt the agmt & Plan of Merger	1	For
						Proposal to adjourn or postpone the special meeting	2	For
	Aradigm Corporation
	ardm		38505103	issuer	1/21/05	Approve sale of certain assets used in development of aerx insulin diabetes	1	For
						Approve an amendment to effect a stock combination (reverse stk split)	2	For
						Approve an amendment to reduce the authorized # of shares	3	For

	Telular Corporation
	wrls		87970T208	issuer	1/25/05	Elect directors	1	no vote
						Proposal submitted by shareholder that offices of chairman and CEO be split into separate positions	2	no vote
						Proposal submitted to adopt cumulative voting	3	no vote
						Proposal submitted to increase the current BOD from 6 to 9 members	4	no vote
	Phoenix Technologies Ltd.
	ptix		719153108	issuer	2/7/05	Elect directors	1	no vote
						Approve amendment 1999 stock plan	2	no vote
						Approve amendment 1999 Director Option Plan	3	no vote
						Ratify Ernst & Young LLP	4	no vote
	Napster, Inc.
	naps		630797108	issuer	2/10/05	Elect directors	1	no vote
						Ratify PricewaterhouseCoopers LLP as independent accounting firm	2	no vote
						Upon any other matters that may come before the meeting	3	no vote
	Quantum Fuel Systems Tech. Worldwide Inc.
	qtww		74765 E109		2/28/05	Approve issuance of common stock	1	For
						Amend and restate charter	2	For
	Axcan Pharma Inc.
	axca		54923107	issuer	2/17/05	Elect directors	1	no vote
						Appoint Raymond Chabot Grant Thornton as Auditors	2	no vote
	ASTA Fund, Inc.
	asfi		46220109	issuer	3/09/05	Elect directors	1	no vote
	Core Laboratories N.V.
	clb		N2271707	issuer	4/15/05	Elect directors	1	no vote
						Confirm and adopt annual accounts and discharge of directors	2	no vote
						Approve cancellation of repurchased shares	3	no vote
						Approve extension of authority of mgmt board to repurchase up to 10% of the issued share capital until 10/16/2006	4	no vote
						Approve extension of authority of supervisory board to issue shares and/or grant rights (including options to purchase) with respect to common and/or preference shares until 4/15/2010	5	no vote
						Approve extension of authority of supervisory board to limit or eliminate preemptive rights of holders of common shares until 4/15/2010	6	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accountants	7	no vote
	American Dental Partners, Inc.
	adpi		25353103	issuer	4/26/05	Elect directors	1	For
						Approve 2005 Equity Incentive Plan	2	For
						Approve 2005 Directors Stock Option Plan	3	For
	NMS Communications
	nmss		629248105	issuer	4/29/05	Elect directors	1	For
						Approve amendments to 2000 Equity Incentive Plan	2	For
						Ratify Pricewaterhouse as accounting firm	3	For
	CABG Medical, Inc.
	cabg		124676107	issuer	5/3/05	Elect directors	1	no vote
						Set number of Directors at 5	2	no vote
						Ratify KPMG LLP	3	no vote
	Sonic Innovations, Inc.
	snci		83545M109	issuer	5/5/05	Elect directors	1	no vote
						Ratify KPMG LLP as independent auditors	2	no vote
	ATS Medical, Inc.
	atsi		2083103	issuer	5/5/05	Elect directors	1	For
						Amend 2000 Stock incentive plan	2	For
						Ratify Ernst & young	3	For
	Entrust, Inc.
	entu		293848107	issuer	5/6/05	Elect directors	1	no vote
						Appoint Grant Thornton as Accountants	2	no vote
	Websidestory, Inc.
	wssi		947685103	issuer	5/10/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accounting firm	2	no vote
	Metasolv, Inc.
	mslv		59139P104	issuer	5/10/05	Elect directors	1	no vote
						Amend employee stock purchase plan increase number of shares to 2,500,000	2	no vote
						Ratify Grant Thornton LLP as independent auditors	3	no vote
	Intermap Technologies Corporation
	imp.cn		458977204	issuer	5/11/05	Elect directors	1-7	no vote
						Appoint KPMG LLP as auditors	8	no vote
						Approve Share Compensation Plan	9	no vote
	Chitaly Holdings Limited
	clyhf		G2111C108	issuer	5/11/05	Receive and adopt financials and reports of directors and auditors 2004	1	no vote
						Declare final dividend for 2004	2	no vote
						Re-elect directors and authorize board of directors to fix remuneration	3	no vote
						Re-appoint auditors and authorize board to fix remuneration	4	no vote
	Cryptologic
	cryp		228906103	issuer	5/12/05	Elect directors	1	For
						Adopt amendment to 2002 incentive stock option plan- 250,000cs	2	For
						Adopt amendment to 2002 incentive stock option plan -150,000 cs	3	For
						Re-appoint KPMG as directors to fix Auditors remuneration	4	For
						Discretion on other issues
	3 D Systems
	tdsc		88554D205	issuer	5/17/05	Elect directors	1	no vote
						Approve amend. Cert. of Inc.	2	no vote
						Ratify BDO Seidman as Accountants	3	no vote
	The Knot, Inc.
	knot		499184109	issuer	5/17/05	Elect directors	1	For
						Ratify Ernst & Young LLP as independent accounting firm	2	For
	Image Sensing Systems, Inc.
	isns		45244C104	issuer	5/18/05	Elect directors	1	no vote
						Approve 2005 stock incentive plan	2	no vote
						Ratify Grant Thornton LLP as independent accounting firm	3	no vote
	Optimal Group, Inc.
	opmr		68388R208	issuer	5/18/05	Elect directors	1
						Re-appoint KPMG LLP as independent auditors	2
						Approve Fire One Group PLC of a stock option plan	3
						Approve Fire One Group PLC of a restricted share unit plan	4
	Witness Systems, Inc.
	wits		977424100	issuer	5/18/05	Elect directors	1	no vote
	Applied Imaging
	aicx		03820G106	issuer	5/19/05	Election of Class III directors	1	no vote
						Approve 1 for 4 reverse stock split	2	no vote
						To transact such other busimess as may properly come befor the meeting or any adjournment thereof	3	no vote
	Amerigon Inc.
	argn		03070L300	issuer	5/19/05	Elect directors	1	For
						Change state of incorporation from CA to MI by merger into a wholly subsidiary	2	For
						Amended and restated 1997 stock incentive plan and eliminate the limitations on shares that may be delivered pursuant to options granted that qualify as incentive stock options.	3	For
	Aradigm Corp.
	ardm		38505103	issuer	5/19/05	Elect directors	1	For
						Approve 2005 Equity incentive plan, amends, restates and retitles 1996 plan	2	For
						Approve employee stock purchase plan increase number of shares by 2MM	3	For
						Ratify Ernst & Young LLP as independent auditors	4	For
	Gaiam, Inc
	gaia		36268Q103	issuer	5/19/05	Elect directors	1	no vote
	Digital Theater Systems, Inc.
	dtsi		25389G102	issuer	5/19/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as independent auditors	2	no vote
						Approve amended and restated certificate of incorporation to change company's name to DTS, Inc.	3	no vote
						Approve performance incentive plan	4	no vote
	Quidel Corp.
	qdel		74838J101	issuer	5/19/05	Elect directors	1	no vote
						Approve amendment to 1983 employee stock purchase plan to increase the number of shares by 250,000	2	no vote
	Rainmaker Systems, Inc.
	rmkr		750875106	issuer	5/19/05	Elect directors	1	no vote
						Ratify BDO Seidman LLP as independent auditors	2	no vote
	Staar Surgical Co.
	Staa		852312305	issuer	5/19/05	Elect directors	1	no vote
						Ratify independent accounting Firm BDO Seidman LLP	2	no vote
						Authorization to transact other business as may come before the meeting	3	no vote
						Elect Don M. Bailey as director	4	no vote
	La Jolla Pharmaceutical
	ljpc		503459109	issuer	5/19/2005	Elect directors	1	no vote
						Amend certificate of incorporation to increase shares by 75MM	2	no vote
						Amend equity incentive plan to increase shares by 2.8MM	3	no vote
						Amend employee stock purchase plan to increase shares by 700,000	4	no vote
						Ratify Ernst & Young LLP as independent accounting firm.	5	no vote
	1-800-CONTACTS, Inc.
	ctac		681977104	issuer	5/20/05	Elect directors	1	no vote
						Amend and restate 2004 stock incentive plan	2	no vote
						Ratify KPMG LLP as independent auditors	3	no vote
						Transact other business as may come before the meeting	4	no vote
	Orion Acquisition Corp. II
	acquired			issuer	5/20/05	Elect directors	1	For
						Ratify Singer Lewak Greenbaum & Goldstein as Accounting firm	2	For
						Approve compnays 2004 incentive award plan	3	For
						Incearse common stock from 10MM to 50MM	4	For
						Approve name change to Medivation Inc.	5	For
						Approve stock split	6	For
						To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	7	N/A

	Supportsoft, Inc.
	sprt		868587106	issuer	5/24/05	Elect directors	1	no vote
						Ratify the appointment of Ernst & Young as Accounting firm	2	no vote
	Advancis Pharmaceutical Corp.
	avnc		00764L109	issuer	5/25/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as independent auditors	2	no vote
						Approve amended and restated stock incentive plan	3	no vote
	L.B. Foster Co.
	fstr		350060109	issuer	5/25/05	Elect directors	1	no vote
	Collagenex Pharmaceuticals, Inc.
	cgpi		19419B100	issuer	5/25/05	Elect directors	1	no vote
						Approve the 2005 Equity Incentive plan	2	no vote
						Ratify KPMG LLP as independent accounting firm	3	no vote
						Authorization to transact other business as may come before the meeting	4	no vote
	Mattson Technology, Inc.
	mtsn		577223100	issuer	5/25/05	Elect directors	1	no vote
						Approve the amended and restated 1989 stock option plan as the 2005 equity incentive plan	2	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accountants	3	no vote
	Rush Enterprises Inc.
	rusha		781846209	issuer	5/25/05	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent accounting firm	2	no vote
						Consider and act upon any other matter which may come before the meeting	3	no vote
	U.S. Physical Therapy, Inc.
	usph		90337L108	issuer	5/25/05	Elect directors	1	no vote
						Ratify Grant Thornton LLP as independent accounting firm	2	no vote
	Depomed, Inc.
	depo		249908104	issuer	5/26/05	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent accounting firm	2	no vote
	Microtherapeutics,Inc.
	mtix		59500W100	issuer	5/26/05	Elect directors	1	no vote
						Amend 1996 stock incentive plan - increase shares	2	no vote
						Amend Co. Employee Stock purchase plan - increase shares	3	no vote
						Ratify Ppricewaterhouse Coopers as Public Accounting firm	4	no vote
	Immersion Corp.
	immr		452521107	issuer	6/1/05	Elect directors	1	For
						Ratify Deloitte & Touche LLP as independent accounting firm	2	For
	Visual Networks, Inc.
	vnwk		928444108	issuer	6/1/05	Elect directors	1	no vote
						Ratify Grant Thornton LLP as independent accountants	2	no vote
	Catalytica Energy Systems, Inc.
	cesi		148884109	issuer	6/2/05	Elect directors	1	no vote
						Ratify Ernst & Young LLP as independent accountants	2	no vote
	Cryolife, Inc.
	cryl		228903100	issuer	6/2/05	Elect directors	1	no vote

	Find/SVP
	fsvp		317718302	issuer	n/a	Elect directors	1	For
						Ratify Deloitte & Touche LLP as independent auditors	2	For
						In their discretion the named proxies may vote on other business that may come before the Annual Meeting	3	For
	Performance Technologies, Inc.
	ptix		71376K102	issuer	6/2/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as accounting firm	2	no vote
	Youbet.com, Inc.
	ubet		987413101	issuer	6/2/05	Elect directors	1	For
						Approve equity incentive plan	2	Against
	Celeritek, Inc.
	cltk		150926103	issuer	6/3/05	Approve sale of company's assets to Mimix Broadband, Inc.	1	For
						Approve amended and restated articles to change the company's name to CTK Windup Corp.	2	For
						Approve plan of dissolution and complete liquidation of the company.	3	For
	Metretek Technologies
	mtek		59159Q107	issuer	6/6/05	Elect directors	1	no vote
						Ratify appointment of Hein & Assoc. as public accountants	2	no vote
						Discretion, the proxies are authorized to take action and vote -other business	3	no vote
	Bakers Footwear Group, Inc.
	bkrs		057465106	issuer	6/7/05	Elect directors	1	For
						Approve 2005 incentive compensation plan	2	For
						Ratify Ernst & Young LLP as independent accounting firm	3	For
	PC Tel, Inc.
	pcti		69325Q105	issuer	6/7/05	ELect directors	1	no vote
						Ratify Pricewaterhousecoopers LLP as independent accounting firm	2	no vote
	Aptimus, Inc.
	aptm		03833V108	issuer	6/8/05	Elect directors	1	no vote
						Ratify Moss Adams LLP as independent accountants	2	no vote
	Ciphergen Biosystems, Inc.
	ciph		17252Y104	issuer	6/08/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers LLP as independent accounting firm	2	no vote
	Gander Mountain Co.
	gndr		36471P108	issuer	6/8/05	Elect directors	1	For
						Approve amended and restated 2004 omnibus stock plan	2	Against
						Approve employee stock purchase plan	3	For
						Ratify Ernst & Young LLP as independent accounting firm	4	For

	Natus Medical Inc.	baby	639050103	issuer	6/9/05	Elect directors	1	no vote
						Ratify BDO Seidman LLP as independent accounting firm	2	no vote
						Adopt the amended and restated 2000 stock awards plan	3	no vote
	Peco II, Inc.
	piii		705221109	issuer	6/9/05	Elect directors	1	no vote
	Laserscope
	lscp		518081104	issuer	6/10/05	Elect directors	1	no vote
						Approve amendment to Co.s 2004 stock option plan - increase shares	2	no vote
						Ratify Pricewaterhouse Coopers as Accounting firm	3	no vote
	Centillium Communications, Inc.
	ctlm		152319109	issuer	6/14/05	Elect directors	1	no vote
						Ratify Ernst & Young LLP independent accounting firm	2	no vote
	Lakeland Industries
	lake		511795106	issuer	6/15/05	Elect directors	1	no vote
						Ratify Holtz Rubenstein Reminick LLP as auditors	2	no vote
	Adolor Corp.
	adlr		00724X102	issuer	6/16/05	Elect directors	1	no vote
						Ratify independent accountants	2	no vote
	Radvision Ltd.
	rvsn		M81869105	issuer	6/19/05	Elect directors	1	no vote
						Appoint Kost Forer Gabbay & Kaiserer as Auditors	2	no vote
						Authorize remuneration for Dan Barnea, Independent Director	3	no vote
	Advancis Pharmaceutical Corp.
	avnc		00764L109		6/21/05	Approve issuance of 6,846,735 shares of common stock and warrants to acquire 2,396,357 shares of common stock previously issued to certain investors in a private offering.	1	For
	Comarco
	cmro		200080109	issuer	6/21/05	Elect directors	1	no vote
						Ratify BDO Seidman as auditors	2	no vote
						Discretion on such other business	3	no vote
	Net Perceptions, Inc.
	netp		64107U101	issuer	6/21/05	Elect directors	1	For
	Spectralink Corp.
	slnk		847580107	issuer	6/21'05	Elect directors	1	no vote
						Ratify KPMG LLP as independent accounting firm	2	no vote
	Quovadx, Inc.
	qvdx		74913K106	issuer	6/23/05	Elect directors	1	no vote
						Ratify Ernst & Yound LLP as independent accounting firm	2	no vote
	Edgar Online Inc.
	edgr		279765101	issuer	6/24/05	Elect directors	1	For
						Approve and adopt 2005 stock award and incentive plan	2	For
						Ratify BDO Seidman, LLP as independent accountants	3	For
						Discretion of the proxy holders to matters incident to the conduct of the meeting and matters properly before the meeting	4	For
	Odimo Inc.
	odmo		67606R107	issuer	6/28/05	Elect directors	1	no vote
	Ecost.com Inc.
	ecst		27922W107	issuer	6/30/05	Elect directors	1	no vote
						Ratify Pricewaterhouse Coopers, LLP as independent auditors	2	no vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/Austin W. Marxe
AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 19, 2005